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                          METLIFE INSURANCE COMPANY USA

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

               Supplement dated March 6, 2017 to the prospectuses
                     for the annuity contracts listed below

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectuses dated May 2, 2016, as supplemented, for Series VA (offered on and after May 2, 2016), Series VA-4 (offered on and after May 2, 2016) and Series S (offered on and after May 2, 2016) variable annuity contracts. Please retain this supplement for future reference.

1. NAME CHANGES

Effective March 6, 2017, your prospectus is updated to reflect the following name changes, as applicable.

FORMER NAME                                               NEW NAME
-----------                                               --------
MetLife Insurance Company USA (MetLife USA)               Brighthouse Life Insurance Company (BLIC)
MetLife Investors USA Separate Account A                  Brighthouse Separate Account A
MetLife Advisers, LLC or MetLife Advisers                 Brighthouse Investment Advisers, LLC
MET INVESTORS SERIES TRUST                                BRIGHTHOUSE FUNDS TRUST I
Met/Aberdeen Emerging Markets Equity Portfolio            Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Met/Eaton Vance Floating Rate Portfolio                   Brighthouse/Eaton Vance Floating Rate Portfolio
Met/Franklin Low Duration Total Return Portfolio          Brighthouse/Franklin Low Duration Total Return Portfolio
MetLife Asset Allocation 100 Portfolio                    Brighthouse Asset Allocation 100 Portfolio
MetLife Balanced Plus Portfolio                           Brighthouse Balanced Plus Portfolio
MetLife Small Cap Value Portfolio                         Brighthouse Small Cap Value Portfolio
METROPOLITAN SERIES FUND                                  BRIGHTHOUSE FUNDS TRUST II
Met/Artisan Mid Cap Value Portfolio                       Brighthouse/Artisan Mid Cap Value Portfolio
Met/Dimensional International Small Company Portfolio     Brighthouse/Dimensional International Small Company Portfolio
Met/Wellington Core Equity Opportunities Portfolio        Brighthouse/Wellington Core Equity Opportunities Portfolio
MetLife Asset Allocation 20 Portfolio                     Brighthouse Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio                     Brighthouse Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio                     Brighthouse Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio                     Brighthouse Asset Allocation 80 Portfolio
MSCI EAFE(R) Index Portfolio                              MetLife MSCI EAFE(R) Index Portfolio
Russell 2000(R) Index Portfolio                           MetLife Russell 2000(R) Index Portfolio

Effective January 27, 2017, the name of the Barclays Aggregate Bond Index Portfolio was changed to MetLife Aggregate Bond Index Portfolio. Your prospectus is updated accordingly.

Please note that certain forms and communications may temporarily continue to refer to the former names until such documents can be revised.

2. PRINCIPAL UNDERWRITER

Effective March 6, 2017, Brighthouse Life Insurance Company entered into a new Principal Underwriting and Distribution Agreement with Brighthouse Securities, LLC. Effective March 6, 2017, all references in your prospectus to MetLife Investors Distribution Company ("MLIDC") or Distributor refer to Brighthouse Securities, LLC.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                                 SUPP-VABHF-0317